Average Annual Total Returns		12 Months Ended	25 Months Ended	45 Months Ended	60 Months Ended	63 Months Ended
	Jan. 27, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
VELA Small Cap Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		7.83%			10.35%	15.12%
Performance Inception Date	Sep. 30, 2020
VELA Small Cap Fund Class A | Russell 3000® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%			13.15%	15.45%
VELA Small Cap Fund Class A | Russell 2000® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.81%			6.09%	11.43%
VELA Small Cap Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		8.13%			10.61%	15.41%
Performance Inception Date	Sep. 30, 2020
VELA Small Cap Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.87%			10.43%	15.22%
VELA Small Cap Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.00%			8.42%	12.46%
VELA Large Cap Plus Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		9.09%			11.23%	13.71%
Performance Inception Date	Sep. 30, 2020
VELA Large Cap Plus Fund Class A | Russell 3000® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%			13.15%	15.45%
VELA Large Cap Plus Fund Class A | Russell 1000® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.37%			13.59%	15.69%
VELA Large Cap Plus Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		9.44%			11.50%	13.99%
Performance Inception Date	Sep. 30, 2020
VELA Large Cap Plus Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.68%			10.69%	13.19%
VELA Large Cap Plus Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.79%			9.12%	11.23%
VELA International Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		30.63%			9.16%	11.85%
Performance Inception Date	Sep. 30, 2020
VELA International Fund Class A | MSCI World ex USA Index Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		31.85%			9.46%	12.09%
VELA International Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		30.96%			9.46%	12.16%
Performance Inception Date	Sep. 30, 2020
VELA International Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		28.92%			8.92%	11.64%
VELA International Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		20.23%			7.65%	9.91%
VELA Income Opportunities Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		7.43%		2.85%
Performance Inception Date	Mar. 31, 2022
VELA Income Opportunities Fund Class A | Russell 3000® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%		12.54%
VELA Income Opportunities Fund Class A | 50% Russell 3000 Index 50% Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.30%		7.14%
VELA Income Opportunities Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		7.69%		3.12%
Performance Inception Date	Mar. 31, 2022
VELA Income Opportunities Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.25%		2.09%
VELA Income Opportunities Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.82%		2.12%
VELA Short Duration Fund - Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		5.25%	4.80%
Performance Inception Date	Dec. 15, 2023
VELA Short Duration Fund - Class A | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	4.46%
VELA Short Duration Fund - Class A | Bloomberg 1-3 Year US Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.35%	4.98%
VELA Short Duration Fund - Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		5.51%	5.35%
Performance Inception Date	Dec. 15, 2023
VELA Short Duration Fund - Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.61%	3.39%
VELA Short Duration Fund - Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.24%	3.25%